Reporting entity	12 Months Ended
Dec. 31, 2019
Nature Of Reporting Entity [Abstract]
Reporting entity
1.	Reporting entity
Medicure Inc. (the “Company”) is a company domiciled and incorporated in Canada and as of October 24, 2011, its Common Shares are listed on the TSX Venture Exchange
(“TSX-V”).
Prior to October 24, 2011 and beginning on March 29, 2010, the Company’s Common Shares were listed on the NEX board of the
TSX-V.
Prior to March 29, 2010, the Company’s Common Shares were listed on the Toronto Stock Exchange. Additionally, the Company’s shares were listed on the American Stock Exchange (later called NYSE Amex and now called NYSE MKT) on February 17, 2004 and the shares ceased trading on the NYSE Amex effective July 3, 2008. The Company remains a U.S. Securities and Exchange Commission registrant. The address of the Company’s registered office is
2-1250
Waverley Street, Winnipeg, Manitoba, Canada, R3T 6C6.
The Company is a biopharmaceutical company engaged in the research, development and commercialization of human therapeutics. Through its subsidiary Medicure International, Inc., the Company has rights to the commercial product AGGRASTAT
®
Injection (tirofiban hydrochloride) in the United States and its territories (Puerto Rico, U.S. Virgin Islands, and Guam). AGGRASTAT
®
, a glycoprotein GP IIb/IIIa receptor antagonist, is used for the treatment of acute coronary syndrome including unstable angina, which is characterized by chest pain when one is at rest, and non-Q-wave
myocardial infarction.
On September 30, 2019 the Company acquired ownership of ZYPITAMAG
TM
from Cadila Healthcare Ltd., India (“Zydus”) for the U.S. and Canadian markets. Under terms of the agreement, the Company previously had acquired U.S. marketing rights with a profit-sharing arrangement on December 14, 2017. With this acquisition the Company obtained
full control of

the product
including

marketing and pricing negotiation for ZYPITAMAG
TM
. ZYPITAMAG
TM
is used for the treatment of patients with primary hyperlipidemia or mixed dyslipidemia and was approved in July 2017 by the U.S. Food and Drug Administration (“FDA”) for sale and marketing in the United States. On May 1, 2018 ZYPITAMAG
TM
was made available in retail pharmacies throughout the United States.
On January 28, 2019, the Company bec
a
me the exclusive marketing partner for the ReDS
™
point of care system
(“ReDS
™
”)
in the United States.
ReDS
™
is a
non-invasive,
FDA-cleared
medical device that provides an accurate, actionable and absolute measurement of lung fluid which is important in the management of congestive heart failure.
The Company’s ongoing research and development activities include the continued development and further implementation of a new regulatory, brand and life cycle management strategy for AGGRASTAT
®
and the development of additional cardiovascular products. The Company continues to seek
to acquire or license additional cardiovascular products.
During 2017, the Company, through Apicore, was involved in the manufacturing, development, marketing, and selling of
Active Pharmaceutical Ingredients
(“API”) to generic pharmaceutical customers and providing custom synthesis for early phase pharmaceutical research of branded products. Through these subsidiaries, the Company also participated in collaborations with other parties in the research and development stages of specific products. In October 2017 and January 2018, respectively, the Company sold its interests in Apicore’s U.S. business and Apicore’s Indian business and the Company no longer participates in this line of business.